Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses - Schedule of Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Abstract]
Accrued payroll	$ 76	$ 198
Accrued housing allowance	200	155
Accrued other social benefits	486	979
Defined benefit obligation	23	23
Deposits received from customers	10	10
Accrued audit fee	179	220
Others	323	244
Accrued expenses and other current liabilities	1,297	1,829
Less: Long term accrued expenses	23	40
Current portion	$ 1,274	$ 1,789